Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial risk management [Abstract]
Maximum exposure to credit risk

ii) Maximum exposure to credit risk

Exposure to credit risk is the exposure related to due from banks, loans, investments in debt securities, derivative transactions, off-balance sheet accounts such as loan commitment. The exposures of due from banks and loans were classified into government, bank, corporation, or retail based on the exposure classification criteria of BASEL III credit risk weights.

The Group’s maximum exposure to credit risk without taking into account of any collateral held or other credit enhancements as of December 31, 2017 and December 31, 2018 are as follows:

	2017
Due from banks and loans (*1)(*3):
Banks	~~W~~	13,373,140
Retail		124,868,554
Government		14,442,747
Corporations		123,637,882
Card receivable		20,119,514

		296,441,837

Trading assets		23,829,943
Financial assets designated at FVTPL		2,344,701
AFS financial assets		37,186,552
HTM financial assets		24,990,680
Derivative assets		3,400,178
Other financial assets (*1)(*2)		12,041,304
Financial guarantee contracts		3,267,707
Loan commitments and other credit liabilities		139,264,031

	~~W~~	542,766,933

(*1)	The maximum exposure amounts for due from banks, loans and other financial assets are recorded as net of allowances.
(*2)

Other financial assets mainly comprise brokerage, securities and spot transaction related receivables, accrued interest receivables, secured key money deposits and domestic exchange settlement debit settled in a day.

(*3)	Due from banks and loans were classified as similar credit risk group when calculating the BIS ratio under new Basel Capital Accord (Basel III).

	2018
Due from banks and loans at amortized cost (*1)(*3):
Banks	~~W~~	17,935,816
Retail		136,499,558
Government		6,517,215
Corporations		131,795,992
Card receivable		21,592,287

		314,340,868

Deposits and loans at FVTPL (*1)(*3)
Bank		890,660
Corporations		1,189,190

		2,079,850

Securities at FVTPL		40,289,846
Securities measured at fair value – OCI		37,677,646
Securities measured at amortized cost		28,478,136
Derivative assets		1,793,613
Other financial assets (*1)(*2)		16,837,141
Financial guarantee contracts		4,413,874
Loan commitments and other credit liabilities		165,399,937

	~~W~~611,310,911

(*1)	The maximum exposure amounts for due from banks, loans and other financial assets at amortized cost are recorded as net of allowances.
(*2)

Other financial assets mainly comprise brokerage, securities and spot transaction related receivables, accrued interest receivables, secured key money deposits and domestic exchange settlement debit settled in a day.

(*3)	Due from banks and loans were classified as similar credit risk group when calculating the BIS ratio under new Basel Capital Accord (Basel III).

Maximum amount of exposure to credit risk by type of collateral of held financial instruments

iii) The maximum amount of exposure to credit risk by type of collateral of held financial instruments as of December 31, 2018 is as follows:

	12 months Expected credit loss		Life time expected credit loss		Total
Classification			Not recognized	Recognized
Guarantee	~~W~~	13,608,254	3,870,047	61,623	17,539,924
Deposits and Savings		1,016,391	241,567	1,379	1,259,337
Property and equipment		1,051,573	244,571	18,766	1,314,910
Real estate		119,174,347	13,856,638	281,943	133,312,928
Securities		3,460,263	105,397	—	3,565,660
Other		2,593,792	28	218	2,594,038

Total	~~W~~	140,904,620	18,318,248	363,929	159,586,797

Credit loss allowances of financial assets
•	Credit loss allowances of financial assets as of December 31, 2018 are as follows:

	12-month expected credit loss			Life time expected credit loss			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1 (*1)		Grade 2 (*1)	Grade 1 (*1)	Grade 2 (*1)	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	16,873,064	980,673	94,866	11,493	—	17,960,096	(24,280)	17,935,816	55,008
Retail		122,318,451	6,122,202	4,991,709	3,103,779	402,975	136,939,116	(439,558)	136,499,558	81,216,489
Government		6,474,219	2,399	45,871	—	—	6,522,489	(5,274)	6,517,215	17,050
Corporations		82,476,923	28,445,914	9,800,260	11,659,375	882,394	133,264,866	(1,468,874)	131,795,992	74,069,579
Card receivable		16,129,536	2,022,525	1,791,147	2,039,390	411,595	22,394,193	(801,906)	21,592,287	7,599

		244,272,193	37,573,713	16,723,853	16,814,037	1,696,964	317,080,760	(2,739,892)	314,340,868	155,365,725

Securities at fair value through other comprehensive income (*2)		30,705,879	6,865,937	—	105,830	—	37,677,646	—	37,677,646	—
Securities at amortized cost		27,661,749	803,174	22,474	—	—	28,487,397	(9,261)	28,478,136	—

Ending balance	~~W~~	302,639,821	45,242,824	16,746,327	16,919,867	1,696,964	383,245,803	(2,749,153)	380,496,650	155,365,725

(*1)	Credit quality of due from banks and loans was classified based on the internal credit rating as follows:

Type of Borrower	Grade 1	Grade 2
Banks and governments	OECD sovereign credit rating of 6 or above (as applied to the nationality of the banks and governments)	OECD sovereign credit rating of below 6 (as applied to the nationality of the banks and governments)

Retail	Pool of retail loans with probability of default of less than 2.25%	Pool of retail loans with probability of default of 2.25% or more

Corporations	Internal credit rating of BBB+ or above	Internal credit rating of below BBB+ (Probability of default for loans with internal credit rating of BBB is 2.25%)

Credit cards	For individual card holders, score of 7 or higher in Shinhan Card’s internal behavior scoring system For corporate cardholders, same as corporate loans	For individual card holders, score of below 7 in Shinhan Card’s internal behavior scoring system For corporate cardholders, same as corporate loans

(*2)	Provision for credit loss allowance for securities at fair value through other comprehensive income amounted to ~~W~~26,084 million.

Credit quality of due from banks and loans that are neither past due nor impaired
•	Credit quality of due from banks and loans that are neither past due nor impaired as of December 31, 2017 are as follows:

	2017
	Banks		Retail	Government	Corporations	Card	Total
Grade 1 (*3)	~~W~~	13,382,414	116,304,917	14,447,016	86,831,895	16,314,189	247,280,431
Grade 2 (*3)		7,857	8,056,563	—	36,835,347	3,473,826	48,373,593

		13,390,271	124,361,480	14,447,016	123,667,242	19,788,015	295,654,024
Less: allowance (collective)		(17,131)	(212,502)	(4,269)	(647,694)	(288,362)	(1,169,958)

	~~W~~	13,373,140	124,148,978	14,442,747	123,019,548	19,499,653	294,484,066

Mitigation of credit risk due to collateral (*2)	~~W~~	96,835	80,354,889	—	64,018,607	6,358	144,476,689

(*1)	Credit quality of deposits and loans is classified according to internal credit rating.
(*2)	The credit risk mitigation effect of the collateral was estimated based on the fair value of the collateral.
(*3)	Credit quality of due from banks and loans was classified based on the internal credit rating as follows:

Type of Borrower	Grade 1	Grade 2
Banks and governments	OECD sovereign credit rating of 6 or above (as applied to the nationality of the banks and governments)	OECD sovereign credit rating of below 6 (as applied to the nationality of the banks and governments)

Retail	Pool of retail loans with probability of default of less than 2.25%	Pool of retail loans with probability of default of 2.25% or more

Corporations	Internal credit rating of BBB+ or above	Internal credit rating of below BBB+ (Probability of default for loans with internal credit rating of BBB is 2.25%)

Credit cards	For individual card holders, score of 7 or higher in Shinhan Card’s internal behavior scoring system For corporate cardholders, same as corporate loans	For individual card holders, score of below 7 in Shinhan Card’s internal behavior scoring system For corporate cardholders, same as corporate loans

Aging analyses of due from banks and loans that are past due but not impaired
•	Aging analyses of due from banks and loans that are past due but not impaired as of December 31, 2017 are as follows:

	2017
	Banks		Retail	Government	Corporations	Card	Total
Less than 30 days	~~W~~	—	458,968	—	131,624	446,658	1,037,250
30 days ~ less than 60 days		—	65,152	—	33,749	58,283	157,184
60 days ~ less than 90 days		—	42,427	—	16,972	37,972	97,371
90 days or more		—	15,430	—	11,787	390	27,607

		—	581,977	—	194,132	543,303	1,319,412
Less: allowance		—	(56,774)	—	(8,898)	(81,990)	(147,662)

	~~W~~	—	525,203	—	185,234	461,313	1,171,750

Mitigation of credit risk due to collateral	~~W~~	—	325,631	—	94,388	90	420,109

Due from banks and loans that are impaired
•	Due from banks and loans that are impaired as of December 31, 2017 are as follows:

	2017
	Banks		Retail	Government	Corporations	Card	Total
Impaired	~~W~~	—	362,707	—	1,010,036	420,316	1,793,059
Less: allowance		—	(168,334)	—	(576,936)	(261,768)	(1,007,038)

	~~W~~	—	194,373	—	433,100	158,548	786,021

Mitigation of credit risk due to collateral	~~W~~	—	128,906	—	384,815	12	513,733

Credit risk exposures per credit grade of off-balance items

v) Credit risk exposures per credit grade of off-balance items

•	Credit risk exposures per credit grade of off-balance items as of December 31, 2018 are as follows:

	2018
	Grade 1 (*1)		Grade 2 (*1)	Impaired	Total
Financial guarantee:
12-month expected credit loss	~~W~~	2,137,695	1,975,877	—	4,113,572
Life time expected credit loss		146,236	152,277	—	298,513
Impaired		—	—	1,789	1,789

		2,283,931	2,128,154	1,789	4,413,874

Loan commitment and other credit line:
12-month expected credit loss		137,920,323	19,044,745	—	156,965,068
Life time expected credit loss		6,636,365	1,787,965	—	8,424,330
Impaired		—	—	10,539	10,539

		144,556,688	20,832,710	10,539	165,399,937

	~~W~~	146,840,619	22,960,864	12,328	169,813,811

(*1)	Grade 1: BBB+ or above per internal credit rating

Grade 2: Below BBB+ per internal credit rating

Credit ratings of debt securities

vi) Credit ratings of debt securities

•	Credit ratings of debt securities as of December 31, 2017 are as follows:

	2017
	Trading assets		Financial assets designated at FVTPL	Available–for- sale financial assets	Held-to-maturity financial assets	Total
AAA	~~W~~	8,837,093	630,247	23,949,843	20,057,480	53,474,663
AA- to AA+		5,193,659	589,193	5,582,125	3,956,290	15,321,267
A- to A+		5,442,892	792,715	4,300,764	444,711	10,981,082
BBB- to BBB+		1,614,012	252,258	1,508,224	166,906	3,541,400
Lower than BBB-		275,200	—	435,651	177,840	888,691
Unrated		2,277,790	80,288	1,409,945	187,453	3,955,476

	~~W~~	23,640,646	2,344,701	37,186,552	24,990,680	88,162,579

•	The credit quality of securities (debt securities) according to the credit ratings by external rating agencies is as follows:

Internal credit ratings	KIS (*1)	KR (*2)	S&P	Fitch	Moody’s
AAA	—	—	AAA	AAA	Aaa
AA- to AA+	AAA	AAA	AA- to AA+	AA- to AA+	Aa3 to Aa1
A- to A+	AA- to AA+	AA- to AA+	A- to A+	A- to A+	A3 to A1
BBB- to BBB+	BBB- to A	BBB- to A	BBB- to BBB+	BBB- to BBB+	Baa3 to Baa1
Lower than BBB-	Lower than BBB-	Lower than BBB-	Lower than BBB-	Lower than BBB-	Lower than Baa3
Unrated	Unrated	Unrated	Unrated	Unrated	Unrated

(*1)	KIS: Korea Investors Service
(*2)	KR: Korea Ratings

Credit status of debt securities
•	Credit status of debt securities as of December 31, 2017 are as follows:

	2017
Neither past due nor impaired	~~W~~	88,160,626
Impaired		1,953

	~~W~~	88,162,579

Credit quality of derivative assets
•	Credit quality of derivative assets as of December 31, 2017 and 2018 are as follows:

	2017		2018
Grade 1 (*1)(*2)	~~W~~	3,290,638	1,687,005
Grade 2 (*1)(*2)		109,540	106,608

	~~W~~	3,400,178	1,793,613

(*1)	Credit qualities of derivative assets were classified based on the internal credit ratings of counterparties.
(*2)	Grade 1: Internal credit rating of BBB+ or above, Grade 2: Internal credit rating of below BBB+

Concentration by geographic location

vii) Concentration by geographic location

An analysis of concentration by geographic location for financial instrument, net of allowance, as of December 31, 2017 and 2018 are as follows:

	2017
	Korea		USA	England	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans:
Banks	~~W~~	6,315,655	1,186,576	205,705	268,533	144,382	583,094	3,420,223	1,248,972	13,373,140
Retail		119,993,323	346,746	3,811	2,695,890	2,057	745,725	615,079	465,923	124,868,554
Government		12,887,534	130,553	—	388,142	134,011	35,786	664,030	202,691	14,442,747
Corporations		110,025,699	2,371,400	175,038	2,169,445	73,998	1,613,022	2,530,507	4,678,773	123,637,882
Card		20,002,457	7,434	282	2,208	174	76,608	16,806	13,545	20,119,514

		269,224,668	4,042,709	384,836	5,524,218	354,622	3,054,235	7,246,645	6,609,904	296,441,837

Trading assets		23,294,062	235,474	189,297	985	8,704	5,074	60,037	36,310	23,829,943
Financial assets designated at FVTPL		2,262,222	82,479	—	—	—	—	—	—	2,344,701
AFS financial assets		34,323,438	1,242,570	14,517	163,652	32,148	474,134	510,678	425,415	37,186,552
HTM financial assets		22,458,896	1,466,037	—	34,487	—	237,641	37,096	756,523	24,990,680

	~~W~~	351,563,286	7,069,269	588,650	5,723,342	395,474	3,771,084	7,854,456	7,828,152	384,793,713

	2018
	Korea		USA	England	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	8,996,272	1,712,675	462,540	640,895	213,399	947,315	3,221,442	1,741,278	17,935,816
Retail		130,034,683	359,668	4,432	3,440,623	2,151	1,031,299	974,568	652,134	136,499,558
Government		4,257,877	499,742	—	750,676	108,667	182,822	546,597	170,834	6,517,215
Corporations		116,621,693	2,707,273	109,295	2,578,989	96,468	1,846,470	2,621,744	5,214,060	131,795,992
Card		21,453,128	8,435	301	2,107	208	92,992	20,785	14,331	21,592,287

		281,363,653	5,287,793	576,568	7,413,290	420,893	4,100,898	7,385,136	7,792,637	314,340,868

Deposits and loans at FVTPL:
Bank		186,465	704,195	—	—	—	—	—	—	890,660
Corporations		1,189,190	—	—	—	—	—	—	—	1,189,190

		1,375,655	704,195	—	—	—	—	—	—	2,079,850

Securities measured at FVTPL		38,782,201	973,716	163,658	28,062	11,507	20,740	104,853	205,109	40,289,846
Securities at FVOCI		34,667,702	1,209,756	21,749	197,234	46,417	392,668	616,143	525,977	37,677,646
Securities at amortized cost		26,053,245	1,048,909	—	68,594	—	360,953	34,923	911,512	28,478,136

	~~W~~	382,242,456	9,224,369	761,975	7,707,180	478,817	4,875,259	8,141,055	9,435,235	422,866,346

Concentration by industry sector

viii) Concentration by industry sector

An analysis of concentration by industry sector of financial instrument, net of allowance, as of December 31, 2017 and 2018 are as follows:

	2017
	Finance and insurance		Manu- facturing	Retail and wholesale	Real estate and service	Construction service	Hotel and food service	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	11,094,855	1,592	—	56,744	—	—	2,219,949	—	13,373,140
Retail		—	—	—	—	—	—	—	124,868,554	124,868,554
Government		13,381,461	1,314	—	—	—	—	1,059,972	—	14,442,747
Corporations		5,474,353	40,364,768	16,563,849	23,005,675	2,880,851	2,413,929	32,934,457	—	123,637,882
Card receivable		41,825	295,290	140,117	37,801	38,580	12,257	395,145	19,158,499	20,119,514

		29,992,494	40,662,964	16,703,966	23,100,220	2,919,431	2,426,186	36,609,523	144,027,053	296,441,837

Trading assets		17,183,669	1,139,609	1,206,133	176,273	112,409	71,656	3,940,194	—	23,829,943
Financial asset designated at fair value through profit or loss		1,201,464	202,906	36,112	45,178	27,678	—	831,363	—	2,344,701
AFS financial assets		23,384,608	1,409,017	227,289	632,410	348,269	—	11,184,959	—	37,186,552
HTM financial assets		5,975,448	48,981	—	785,859	557,591	—	17,622,801	—	24,990,680

	~~W~~	77,737,683	43,463,477	18,173,500	24,739,940	3,965,378	2,497,842	70,188,840	144,027,053	384,793,713

	2018
	Finance and insurance		Manu- facturing	Retail and wholesale	Real estate and service	Construction service	Hotel and food service	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	17,579,099	2,219	—	300	—	—	354,198	—	17,935,816
Retail		—	—	—	—	—	—	—	136,499,558	136,499,558
Government		6,385,776	—	—	2,795	—	—	128,644	—	6,517,215
Corporations		8,456,599	43,957,565	17,420,532	27,009,286	3,272,406	5,610,146	26,066,753	2,705	131,795,992
Card receivable		36,343	210,324	169,070	43,236	42,209	23,506	20,968,820	98,779	21,592,287

		32,457,817	44,170,108	17,589,602	27,055,617	3,314,615	5,633,652	47,518,415	136,601,042	314,340,868

Deposits and loans at FVTPL:
Bank		870,656	—	—	20,004	—	—	—	—	890,660
Corporations		554,832	213,715	209,631	2,593	1,621	900	205,898	—	1,189,190

		1,425,488	213,715	209,631	22,597	1,621	900	205,898	—	2,079,850

Securities measured at FVTPL		25,067,491	1,646,132	1,185,571	342,124	208,455	60,829	11,779,244	—	40,289,846
Securities at FVOCI		22,436,768	1,695,624	302,789	480,979	480,585	—	12,280,901	—	37,677,646
Securities at amortized cost		6,634,975	99,437	—	775,580	595,334	—	20,372,810	—	28,478,136

	~~W~~	88,022,539	47,825,016	19,287,593	28,676,897	4,600,610	5,695,381	92,157,268	136,601,042	422,866,346

Market risk management from trading positions

An analysis of the Group’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31, 2017 and 2018 based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, was as follows:

	2017
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	431,065	463,340	414,689	415,139
Stock price		186,652	225,553	157,730	199,041
Foreign exchange		113,208	121,041	105,823	121,041
Commodity		11,395	22,366	4,562	4,562
Option volatility		10,405	12,599	7,809	12,599

	~~W~~	752,725	844,899	690,613	752,382

	2018
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	425,235	453,644	403,195	453,644
Stock price		201,408	227,167	143,238	143,238
Foreign exchange		143,202	174,702	124,292	139,617
Commodity		6,250	9,026	4,501	6,343
Option volatility		34,334	56,834	22,045	56,834

	~~W~~	810,429	921,373	697,271	799,676

i-1) Shinhan Bank

The analyses of the ten-day 99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Bank as of and for the years ended December 31, 2017 and 2018 are as follows:

	2017
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	38,370	50,206	22,226	25,071
Stock price		4,051	5,622	3,040	4,675
Foreign exchange (*)		43,827	46,108	41,562	41,947
Option volatility		70	124	43	66
Commodity		22	46	—	14
Portfolio diversification		—	—	—	(26,367)

	~~W~~	49,943	56,103	42,031	45,406

	2018
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	22,559	29,748	16,194	18,797
Stock price		12,118	25,701	1,976	22,212
Foreign exchange (*)		39,282	45,738	34,162	34,294
Option volatility		131	511	30	261
Commodity		17	61	—	24
Portfolio diversification		—	—	—	(21,298)

	~~W~~	43,957	57,462	38,026	54,290

(*)	Both trading and non-trading accounts are included since Shinhan Bank manages foreign exchange risk on a total position basis.

i-2) Shinhan Card

The analyses of Shinhan Card’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31 2017, and 2018, based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, are as follows:

	2017
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	1,809	2,550	1,050	1,800

	2018
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	1,257	1,972	768	1,269

(*)	The subsidiaries that are located overseas are excluded from the calculation.

i-3) Shinhan Investment

The analyses of the ten-day 99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Investment as of and for the years ended December 31, 2017 and 2018 are as follows:

	2017
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	9,939	18,090	7,329	11,232
Stock price		12,015	22,496	7,068	10,830
Foreign exchange		7,140	12,604	2,760	5,506
Option volatility		3,404	4,536	2,710	3,216
Portfolio diversification					(9,583)

	~~W~~	22,221	34,564	12,980	21,201

	2018
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	7,563	14,314	3,656	7,321
Stock price		64,107	103,846	6,202	43,748
Foreign exchange		5,992	13,798	154	154
Option volatility		9,200	31,810	2,195	31,810
Portfolio diversification					(1,375)

	~~W~~	74,821	128,261	11,174	81,658

i-4)	Shinhan Life Insurance

The analyses of the ten-day 99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Life Insurance as of and for the year ended December 31, 2017 and 2018 are as follows:

	2017
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	3,838	16,598	85	3,848
Stock price		1,195	3,368	—	3,178
Foreign exchange		1,213	3,569	3	1,924
Option volatility		5,083	7,423	2,777	3,809

	~~W~~	11,329	30,958	2,865	12,759

	2018
	Average		Maximum	Minimum	December 31
Interest rate	~~W~~	2,994	6,410	260	293
Stock price		4,084	4,933	2,030	4,793
Foreign exchange		1,111	2,825	40	352
Option volatility		824	4,916	89	106

	~~W~~	9,013	19,084	2,419	5,544

Interest rate risk management from non-trading positions

Non-trading positions for interest rate VaR and EaR as of December 31, 2017 and 2018 are as follows:

ii-1) Shinhan Bank

	2017		2018
VaR (*1)	~~W~~	293,355	164,393
EaR (*2)		174,262	316,718

ii-2) Shinhan Card

	2017		2018
VaR (*1)	~~W~~	147,932	163,804
EaR (*2)		32,081	28,267

ii-3) Shinhan Investment

	2017		2018
VaR (*1)	~~W~~	44,505	31,274
EaR (*2)		108,866	112,093

ii-4) Shinhan Life Insurance

	2017		2018
VaR (*1)	~~W~~	319,689	442,008
EaR (*2)		70,434	61,942

(*1)	The interest rate VaR represents the maximum anticipated loss in a net asset value in one year under confidence level of 99.9% and is measured by the internal model with one year look-back period.
(*2)

The interest rate EaR was calculated by the Financial Supervisory Service regulations based on the “middle of time band” and interest shocks by 200 basis points for each time bucket as recommended under the Basel Accord.

Foreign currency denominated assets and liabilities

Foreign currency denominated assets and liabilities as of December 31, 2017 and 2018 are as follows:

	2017
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks	~~W~~	3,589,642	983,260	324,246	1,940,542	1,652,631	8,490,321
Trading assets		1,911,537	6,314	181,023	—	233,924	2,332,798
Financial assets designated at FVTPL		884,946	—	—	—	197	885,143
Derivative assets		74,083	4	766	203	1,455	76,511
Loans		14,967,502	5,741,854	1,196,346	2,774,264	5,059,707	29,739,673
AFS financial assets		2,725,039	113,239	52,583	395,150	666,486	3,952,497
HTM financial assets		1,513,025	137,100	—	37,096	1,000,064	2,687,285
Other financial assets		1,646,688	288,243	154,853	458,166	289,715	2,837,665

	~~W~~	27,312,462	7,270,014	1,909,817	5,605,421	8,904,179	51,001,893

Liabilities:
Deposits	~~W~~	12,367,273	6,307,142	759,380	4,289,224	4,930,479	28,653,498
Trading liabilities		2,602	—	—	—	434,586	437,188
Financial liabilities designated at FVTPL		983,382	—	—	—	—	983,382
Derivative liabilities		105,141	195	631	4,734	713	111,414
Borrowings		5,385,706	294,000	231,539	407,678	68,988	6,387,911
Debt securities issued		4,913,896	249,616	31,981	196,380	1,018,628	6,410,501
Other financial liabilities		2,612,191	208,516	208,665	472,207	278,181	3,779,760

	~~W~~	26,370,191	7,059,469	1,232,196	5,370,223	6,731,575	46,763,654

Net assets	~~W~~	942,271	210,545	677,621	235,198	2,172,604	4,238,239
Off-balance derivative exposure		130,976	6,094	(586,904)	80,183	(623,648)	(993,299)

Net position	~~W~~	1,073,247	216,639	90,717	315,381	1,548,956	3,244,940

	2018
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	4,797,714	1,216,221	259,631	1,595,799	1,654,668	9,524,033
Due from banks at FVTPL		704,195	—	—	—	—	704,195
Loan receivables measured at FVTPL		347,966	3,430	4,127	—	—	355,523
Loan at amortized cost		16,301,367	6,862,146	1,275,174	3,496,937	5,934,670	33,870,294
Securities at FVTPL		3,812,541	998	81,300	—	313,750	4,208,589
Derivative assets		133,197	285	2,299	406	11,875	148,062
Securities at FVOCI		3,209,293	125,512	—	357,682	728,456	4,420,943
Securities at amortized cost		1,405,775	128,512	—	34,955	1,175,733	2,744,975
Other financial assets		2,958,609	135,984	70,321	456,405	357,856	3,979,175

	~~W~~	33,670,657	8,473,088	1,692,852	5,942,184	10,177,008	59,955,789

Liabilities:
Deposits	~~W~~	13,333,500	7,217,318	727,291	4,565,067	5,232,529	31,075,705
Financial liabilities at FVTPL		4,389	—	—	—	458,934	463,323
Derivative liabilities		172,556	—	1,914	2,089	4,892	181,451
Borrowings		6,287,797	446,102	280,949	395,719	173,731	7,584,298
Debt securities issued		6,517,415	317,125	293,708	—	1,715,780	8,844,028
Financial liabilities designated at FVTPL		1,168,024	—	—	—	—	1,168,024
Other financial liabilities		2,684,717	192,161	125,434	573,544	548,754	4,124,610

	~~W~~	30,168,398	8,172,706	1,429,296	5,536,419	8,134,620	53,441,439

Net assets	~~W~~	3,502,259	300,382	263,556	405,765	2,042,388	6,514,350
Off-balance derivative exposure		(2,056,586)	(157,445)	(217,232)	(34,986)	(164,797)	(2,631,046)

Net position	~~W~~	1,445,673	142,937	46,324	370,779	1,877,591	3,883,304

Contractual maturities for financial instruments including cash flows of principal and interest and off balance

Contractual maturities for financial instruments including cash flows of principal and interest and off balance as of December 31, 2017 and 2018 are as follows:

	2017
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks	~~W~~	19,576,010	868,907	945,027	1,290,451	8,320	49,767	22,738,482
Trading assets (*3)		27,327,076	627,936	247,905	54,631	183,577	31,862	28,472,987
Financial assets designated at fair value through profit or loss		2,819,112	35,001	91,487	20,097	364,898	248,609	3,579,204
Loans		29,831,671	34,176,546	43,120,328	63,496,597	76,247,244	59,983,675	306,856,061
Available-for-sale financial assets (*3)		37,273,740	352,098	20,013	2,472,184	408,106	1,598,529	42,124,670
Held-to-maturity financial assets		153,833	178,514	309,115	1,672,095	15,018,937	14,954,247	32,286,741
Other financial assets		10,457,000	13,915	22,999	401,431	1,151,508	104,097	12,150,950

	~~W~~	127,438,442	36,252,917	44,756,874	69,407,486	93,382,590	76,970,786	448,209,095

Liabilities:
Deposits (*2)	~~W~~	130,916,019	21,725,284	31,482,983	52,440,287	16,137,734	1,940,194	254,642,501
Trading liabilities (*3)		1,848,490	—	—	—	—	—	1,848,490
Financial liabilities designated at fair value through profit or loss		303,065	324,807	548,868	916,388	5,106,209	1,098,518	8,297,855
Borrowings		15,286,424	2,543,847	1,655,662	2,823,721	3,658,670	1,844,417	27,812,741
Debt securities issued		2,261,028	3,717,185	3,651,503	10,565,098	30,391,156	4,224,471	54,810,441
Other financial liabilities		19,387,718	42,948	137,810	335,104	363,245	59,188	20,326,013

	~~W~~	170,002,744	28,354,071	37,476,826	67,080,598	55,657,014	9,166,788	367,738,041

Off balance (*4):
Finance guarantee contracts	~~W~~	3,267,707	—	—	—	—	—	3,267,707
Loan commitments and other		140,675,467	—	—	—	—	—	140,675,467

	~~W~~	143,943,174	—	—	—	—	—	143,943,174

Derivatives:
Cash inflows	~~W~~	3,735,274	790,313	829,659	1,411,010	2,684,189	143,032	9,593,477
Cash outflows		(3,324,459)	(498,396)	(727,887)	(1,321,939)	(2,594,372)	(60,717)	(8,527,770)

	~~W~~	410,815	291,917	101,772	89,071	89,817	82,315	1,065,707

	2018
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	14,451,366	796,510	905,259	1,196,790	1,526	57,259	17,408,710
Due from banks at fair value through profit or loss		115,476	131,712	518,109	105,359	6,053	—	876,709
Loans at fair value through profit or loss		290,724	388,218	42,550	201,591	257,873	48,982	1,229,938
Loans at amortized cost		34,025,588	34,254,065	45,151,571	68,239,781	87,760,434	66,889,553	336,320,992
Securities at fair value through profit or loss		36,043,891	41,287	35,677	403,849	1,572,268	3,351,681	41,448,653
Securities at fair value through other comprehensive income		37,519,813	12,093	5,145	20,291	255,091	507,920	38,320,353
Securities at amortized cost		505,417	1,378,525	481,193	2,270,447	15,067,164	16,896,833	36,599,579
Other financial assets		15,130,599	5,629	19,173	433,060	92,753	1,215,953	16,897,167

	~~W~~	138,082,874	37,008,039	47,158,677	72,871,168	105,013,162	88,968,181	489,102,101

Liabilities:
Deposits (*2)	~~W~~	123,166,403	24,736,962	34,096,334	56,060,670	28,316,319	2,880,197	269,256,885
Financial liabilities at fair value through profit or loss		1,402,726	193	53	10,403	10,124	—	1,423,499
Borrowings		13,542,317	2,879,693	2,207,560	2,965,132	5,854,335	2,553,162	30,002,199
Debt securities issued		3,779,407	5,433,266	5,633,286	10,468,221	36,694,200	5,291,240	67,299,620
Financial liabilities designated at fair value through profit or loss		332,249	303,996	171,927	1,061,443	5,552,824	1,113,361	8,535,800
Other financial liabilities		19,423,802	22,744	110,883	146,256	432,277	71,318	20,207,280

	~~W~~	161,646,904	33,376,854	42,220,043	70,712,125	76,860,079	11,909,278	396,725,283

Off balance (*4):
Finance guarantee contracts	~~W~~	4,413,874	—	—	—	—	—	4,413,874
Loan commitments and other		166,498,542	—	—	—	—	—	166,498,542

	~~W~~	170,912,416	—	—	—	—	—	170,912,416

Derivatives:
Cash inflows	~~W~~	2,402,504	585,267	814,009	1,110,368	6,223,707	6,746,091	17,881,946
Cash outflows		(2,854,430)	(591,008)	(840,579)	(1,116,920)	(6,261,239)	(6,756,747)	(18,420,923)

	~~W~~	(451,926)	(5,741)	(26,570)	(6,552)	(37,532)	(10,656)	(538,977)

(*1)	These amounts include cash flows of principal and interest on financial assets and financial liabilities.
(*2)	Demand deposits amounting to ~~W~~102,928,642 million and ~~W~~106,160,833 million as of December 31, 2017 and December 31, 2018 are included in the ‘Less than 1 month’ category, respectively.
(*3)	Short-term financial instruments that are valued at market prices are classified as the shortest within one month.
(*4)

Financial guarantees such as financial guarantee contracts and loan commitments and others provided by the Group are classified based on the earliest date at which the Group should fulfill the obligation under the guarantee when the counterparty requests payment.

The fair value hierarchy of financial instruments presented at their fair values in the statements of financial position
•	The fair value hierarchy of financial instruments presented at their fair values in the statements of financial position as of December 31, 2017 and 2018 are as follows:

	2017
	Level 1		Level 2	Level 3	Total
Financial assets
Trading assets:
Debt securities	~~W~~	5,897,898	17,479,033	263,715	23,640,646
Equity securities		1,350,888	2,872,437	411,028	4,634,353
Gold deposits		189,297	—	—	189,297
Financial assets designated at fair value through profit or loss:
Debt securities and others		569,259	1,509,023	266,419	2,344,701
Equity securities		3,475	948,705	282,176	1,234,356
Derivative assets:
Trading		31,858	2,955,377	293,540	3,280,775
Hedging		—	117,603	1,800	119,403
Available-for-sale financial assets:
Debt securities		10,493,483	26,286,175	406,894	37,186,552
Equity securities		427,227	613,616	3,889,542	4,930,385

	~~W~~	18,963,385	52,781,969	5,815,114	77,560,468

Financial liabilities:
Trading liabilities:
Securities sold	~~W~~	1,413,904	—	—	1,413,904
Gold deposits		434,586	—	—	434,586
Financial liabilities designated at fair value through profit or loss:
Securities sold		36,973	—	—	36,973
Derivatives-combined securities		—	986,882	7,273,754	8,260,636
Derivative liabilities:
Trading		20,738	2,706,249	77,847	2,804,834
Hedging		—	257,665	425,162	682,827

	~~W~~	1,906,201	3,950,796	7,776,763	13,633,760

	2018
	Level 1		Level 2	Level 3	Total
Financial assets
Due from banks measured at FVTPL	~~W~~	—	57,236	813,420	870,656
Loan receivables measured at FVTPL		—	891,636	317,558	1,209,194
Financial assets at FVTPL:
Debt securities and other securities		5,084,767	29,552,429	5,497,769	40,134,965
Equity securities		528,113	143,139	493,818	1,165,070
Gold deposits		154,881	—	—	154,881
Derivative assets:
Trading		62,275	1,548,769	116,277	1,727,321
Hedging		—	61,706	4,586	66,292
Securities measured at FVOCI:
Debt securities		10,532,244	27,095,555	49,846	37,677,645
Equity securities		135,866	—	500,659	636,525

	~~W~~	16,498,146	59,350,470	7,793,933	83,642,549

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold	~~W~~	961,372	—	—	961,372
Gold deposits		458,934	—	—	458,934
Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities		—	1,702,063	6,833,737	8,535,800
Derivative liabilities:
Trading		116,160	1,444,545	285,965	1,846,670
Hedging		—	232,102	361,120	593,222

	~~W~~	1,536,466	3,378,710	7,480,822	12,395,998

Changes in carrying values of financial instruments classified as Level 3
•	Changes in carrying values of financial instruments classified as Level 3 for the years ended December 31, 2017 and 2018 are as follows:

	2017
	Trading assets		Financial assets designated at FVTPL	Available-for-sale financial assets	Derivative assets and liabilities, net	Financial liabilities designated at FVTPL
Beginning balance	~~W~~	82,477	614,039	3,883,441	(492,136)	(7,574,327)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		41,127	(9,202)	(200,701)	634,438	(913,760)
Recognized in other comprehensive income (loss) for the year		—	—	(3,149)	—	—

		41,127	(9,202)	(203,850)	634,438	(913,760)
Purchase		589,144	210,856	1,150,904	29,333	—
Issue		—	—	—	4,541	(8,710,656)
Settlement		(139,562)	(267,098)	(565,146)	(383,873)	9,924,989
Transfer in (*2)		101,557	—	31,087	28	—
Transfer out (*2)		—	—	—	—	—

Ending balance	~~W~~	674,743	548,595	4,296,436	(207,669)	(7,273,754)

	2018
	Financial asset at fair value through profit or loss		Financial asset designated at fair value through profit or loss	Securities at fair value through other comprehensive profit or loss	Derivative assets and liabilities, net	Financial liabilities designated at fair value through profit or loss
Beginning balance	~~W~~	5,831,369	152,091	621,207	(250,662)	(7,273,754)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		359,160	3,390	4,692	(128,816)	10,090
Recognized in other comprehensive income (loss) for the year		—	—	29,388	—	235

		359,160	3,390	34,080	(128,816)	10,325
Purchase		2,143,853	—	2,510	2,236	—
Issue		—	—	—	—	(7,127,670)
Settlement		(1,212,202)	(155,481)	(107,292)	(148,987)	7,557,362
Transfer in (*2)		1,370	—	—	6	—
Transfer out (*2)		(985)	—	—	—	—

Ending balance	~~W~~	7,122,565	—	550,505	(526,223)	(6,833,737)

(*1)

Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 for the years ended December 31, 2017 and 2018 are included in the accounts of the statements of comprehensive income, of which the amounts and the related accounts are as follows:

	2017
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Trading income	~~W~~	843,657	121,643
Loss on financial instruments designated at FVTPL		(922,962)	(129,654)
Gain on disposal of available-for-sale financial assets		17,193	977
Impairment losses on financial assets		(180,206)	(180,206)
Other operating expenses		(205,780)	(216,135)

	~~W~~	(448,098)	(403,375)

	2018
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net gain (loss) on financial assets at fair value through profit or loss	~~W~~	179,658	(14,586)
Net gain on financial assets designated at fair value through profit or loss		10,090	392,096
Net gain on securities at fair value through other comprehensive income		2,575	—
Reversal of (provision for) credit loss allowance		17	(28)
Other operating expenses		56,176	57,317

	~~W~~	248,516	434,799

(*2)

Changes in levels for the financial instruments occurred due to the change in the availability of observable market data. The Group reviews the levels of financial instruments as of the end of the reporting period considering the related events and circumstances in the reporting period.

Valuation techniques and inputs used in measuring the fair value of financial instruments
•	Valuation techniques and inputs used in measuring the fair value of financial instruments classified as level 2 as of December 31, 2018 are as follows:

Type of financial instrument	Valuation technique	Carrying Value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities	DCF (*1),	~~W~~	30,501,301	Discount rate
Equity securities	NAV (*2)		143,139	Price of underlying assets

			30,644,440

Derivative assets
Trading	Option model, DCF (*1)		1,548,769	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Hedging			61,706

			1,610,475

Securities at fair value through other comprehensive income	DCF (*1),		27,095,555	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.

		~~W~~	59,350,470

Liabilities
Financial liabilities designated at fair value through profit or loss	DCF (*1)	~~W~~	1,702,063	Discount rate
Derivative liabilities
Trading	Option model, DCF (*1)		1,444,545	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Hedging			232,102

			1,676,647

		~~W~~	3,378,710

(*1)	DCF: Discounted cash flow
(*2)	NAV: Net asset value

•	Valuation techniques and significant inputs, but not observable, used in measuring the fair value of financial instruments classified as level 3 as of December 31, 2018 are as follows:

Type of financial instrument	Valuation technique	Carrying value (*2)		Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities	DCF, Option model (*1)	~~W~~	6,628,747	The volatility of the underlying asset Correlations	16.39%~42.56% 1.26%~39.45% 0.00%
Equity securities	DCF, NAV		493,818	The volatility of the underlying asset Correlations	5.80%~41.00% 0.00%~74.00%

			7,122,565

Derivative assets
Equity and foreign exchange related	Option model (*1)		43,183	The volatility of the underlying asset Correlations	2.20%~38.00% 12.00%~82.00%
Interest rates related	Option model (*1)		44,848	The volatility of the underlying asset Regression coefficient Correlations	0.00%~1.00% 0.42%~1.65% 44.93%~91.00%
Credit and commodity related	Option model (*1)		32,832	The volatility of the underlying asset Correlations	1.00%~33.00% 33.00%~67.00%

			120,863

Securities at fair value through other comprehensive income
Debt securities	DCF		49,846	Discount rate	8.43%~17.40%
Equity securities	NAV		500,659	Growth rate	0.00%~3.00%

			550,505

		~~W~~	7,793,933

Type of financial instrument	Valuation technique	Type	Carrying value (*2)	Significant unobservable inputs	Range
Financial liabilities
Financial liabilities designated at fair value through profit or loss
Equity related	Option model (*1)		~~W~~6,833,737	The volatility of the underlying asset Correlations	0.00%~107.00% -42.00%~93%
Derivative liabilities
Equity and foreign exchange related	Option model (*1)		199,504	The volatility of the underlying asset Correlations	2.20%~98.00% -3.00%~82.00%
Interest rates related	Option model (*1)		374,976	The volatility of the underlying asset Regression coefficient Correlations	0.00%~33.00% 0.42%~2.77% 28.15%~91.00%
Credit and commodity related	Option model (*1)		72,605	The volatility of the underlying asset Correlations	1.00%~107.00% -20.00%~93.00%

			647,085

			~~W~~7,480,822

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.
(*2)

There is no disclosure for valuation techniques and input variables related to items where the carrying amount is recognized as a reasonable approximation of fair value and the carrying amount is disclosed at fair value.

Sensitivity analysis for fair value measurements in Level 3
•	Sensitivity analysis for fair value measurements in Level 3

Although the Group believes that its estimates of fair value are appropriate, the use of different methodologies or assumptions could lead to different measurements of fair value.

For level 3 fair value measurement, changing one or more of the unobservable inputs used to reasonably possible alternative assumptions would have the following effects on profit or loss, or other comprehensive income as of December 31, 2017 and 2018.

	2017
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1):
Trading assets	~~W~~	2,792	(2,742)
Financial assets designated at fair value through profit or loss		1,843	(1,941)
Derivative assets		29,059	(28,077)

		33,694	(32,760)
Effects on other comprehensive income for the period:
Available-for-sale financial assets (*2)		39,460	(25,505)

	~~W~~	73,154	(58,265)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	72,063	(56,754)
Derivative liabilities		32,770	(33,343)

	~~W~~	104,833	(90,097)

	2018
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1):
Financial asset at fair value through profit or loss	~~W~~	45,760	(20,662)
Derivative assets		28,115	(27,201)

		73,875	(47,863)
Effects on other comprehensive income for the period:
Securities at fair value through other comprehensive income (*2)		23,885	(17,231)

	~~W~~	97,760	(65,094)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	112,212	(131,080)
Derivative liabilities		103,938	(88,348)

	~~W~~	216,150	(219,428)

(*1)	Fair value changes are calculated by increasing or decreasing the volatility of the underlying asset (-10~10%) or correlations (-10~10%).
(*2)	Fair value changes are calculated by increasing or decreasing discount rate (-1~1%) or growth rate (0~1%).

The method of measuring the fair value of financial instruments measured at amortized cost
•	The method of measuring the fair value of financial instruments measured at amortized cost is as follows:

Type	Measurement methods of fair value

Cash and due from banks	The carrying amount and the fair value for cash are identical and most of deposits are floating interest rate deposits or next day deposits of a short-term instrument. For this reason, the carrying value approximates fair value.

Loans	The fair value of the loans is measured by discounting the expected cash flow at the market interest rate and credit risk.

Securities measured at amortized cost	The minimum price between the Korea Asset Pricing’s valuation, and KIS Pricing’s is used as a fair value.

Deposits and borrowings	The carrying amount and the fair value for demand deposits, cash management account deposits, call money as short-term instrument are identical. The fair value of others is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Debt securities issued	Where available, the fair value of deposits and borrowings is based on the published price quotations in an active market. In case there is no data for an active market price, it is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

The carrying value and the fair value of financial instruments measured at amortized cost

	2017
	Carrying value		Fair value
Assets:
Loans	~~W~~	275,565,766	275,988,557
Held-to-maturity financial assets		24,990,680	25,390,335
Other financial assets		12,041,304	12,038,310

	~~W~~	312,597,750	313,417,202

Liabilities:
Deposits	~~W~~	249,419,224	249,333,154
Borrowings		27,586,610	27,596,841
Debt securities issued		51,340,821	51,277,693
Other financial liabilities		20,205,312	20,179,542

	~~W~~	 ~~348,551,967~~	348,387,230

	2018
	Carrying value		Fair value
Assets:
Deposits measured at amortized cost	~~W~~	14,471,988	14,471,920
Loans measured at amortized cost		299,609,472	302,089,329
Securities measured at amortized cost		28,478,136	29,676,691
Other financial assets		16,837,141	16,859,986

	~~W~~	359,396,737	363,097,926

Liabilities:
Deposits	~~W~~	265,000,190	264,986,928
Borrowings		29,818,542	29,898,645
Debt securities issued		63,227,699	63,506,309
Other financial liabilities		20,545,181	20,233,920

	~~W~~	378,591,612	378,625,802

The fair value hierarchy of financial instruments which are not measured at their fair values in the statements of financial position

	2017
	Level 1		Level 2	Level 3	Total
Assets:
Loans	~~W~~	3,065	845,567	275,139,925	275,988,557
Held-to-maturity financial assets		7,851,134	17,539,201	—	25,390,335
Other financial assets		79,889	6,832,567	5,125,854	12,038,310

	~~W~~	7,934,088	25,217,335	280,265,779	313,417,202

Liabilities:
Deposits	~~W~~	2,922,841	105,939,876	140,470,437	249,333,154
Borrowings		5,958,846	566,718	21,071,277	27,596,841
Debt securities issued in won		—	33,622,407	17,655,286	51,277,693
Other financial liabilities		84,665	5,642,143	14,452,734	20,179,542

	~~W~~	8,966,352	145,771,144	193,649,734	348,387,230

	2018
	Level 1		Level 2	Level 3	Total
Assets:
Deposits measured at amortized cost	~~W~~	3,105,588	10,587,086	779,246	14,471,920
Loans measured at amortized cost		590	2,498,193	299,590,546	302,089,329
Securities measured at amortized cost		8,607,060	20,986,587	83,044	29,676,691
Other financial assets		74,625	11,606,369	5,178,992	16,859,986

	~~W~~	11,787,863	45,678,235	305,631,828	363,097,926

Liabilities:
Deposits	~~W~~	2,801,700	109,083,014	153,102,214	264,986,928
Borrowings		5,708,217	1,084,036	23,106,392	29,898,645
Debt securities issued		—	41,894,406	21,611,903	63,506,309
Other financial liabilities		74,638	6,630,725	13,528,557	20,233,920

	~~W~~	8,584,555	158,692,181	211,349,066	378,625,802

Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3
•

For financial instruments not measured at fair value in the statement of financial position but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 at December 31, 2017 and 2018 are as follows:

	2017
	Fair value (*2)		Valuation technique	Inputs

Financial instruments classified as level 2:
Assets
Loans	~~W~~	845,567	DCF (*1)	Discount rate, credit spread, prepayment rate
Held-to-maturity financial assets		17,539,201	DCF (*1)	Discount rate
Other financial assets		6,832,567	DCF (*1)	Discount rate

	~~W~~	25,217,335

Liabilities
Deposits	~~W~~	105,939,876	DCF (*1)	Discount rate
Borrowings		566,718	DCF (*1)	Discount rate
Debt securities issued		33,622,407	DCF (*1)	Discount rate
Other financial liabilities		5,642,143	DCF (*1)	Discount rate

	~~W~~	145,771,144

Financial instruments classified as level 3:
Assets
Loans	~~W~~	275,139,925	DCF (*1)	Discount rate, credit spread, prepayment rate
Other financial assets		5,125,854	DCF (*1)	Discount rate

	~~W~~	280,265,779

Liabilities
Deposits	~~W~~	140,470,437	DCF (*1)	Discount rate
Borrowings		21,071,277	DCF (*1)	Discount rate
Debt securities issued		17,655,286	DCF (*1)	Discount rate, regression coefficient, correlation coefficient
Other financial liabilities		14,452,734	DCF (*1)	Discount rate

	~~W~~	193,649,734

	2018
	Fair value (*2)		Valuation technique	Inputs

Financial instruments classified as level 2:
Assets
Due from banks measured at amortized cost	~~W~~	10,587,086	DCF (*1)	Discount rate
Loans measured at amortized cost		2,498,193	DCF (*1)	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		20,986,587	DCF (*1)	Discount rate
Other financial assets		11,606,369	DCF (*1)	Discount rate

	~~W~~	45,678,235

Liabilities
Deposits	~~W~~	109,083,014	DCF (*1)	Discount rate
Borrowings		1,084,036	DCF (*1)	Discount rate
Debt securities issued		41,894,406	DCF (*1)	Discount rate
Other financial liabilities		6,630,725	DCF (*1)	Discount rate

	~~W~~	158,692,181

Financial instruments classified as level 3:
Assets
Due from banks measured at amortized cost	~~W~~	779,246	DCF (*1)	Discount rate
Loans measured at amortized cost		299,590,546	DCF (*1)	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		83,044	DCF (*1)	Discount rate
Other financial assets		5,178,992	DCF (*1)	Discount rate

	~~W~~	305,631,828

Liabilities
Deposits	~~W~~	153,102,214	DCF (*1)	Discount rate
Borrowings		23,106,392	DCF (*1)	Discount rate
Debt securities issued		21,611,903	DCF (*1)	Discount rate, regression coefficient, correlation coefficient
Other financial liabilities		13,528,557	DCF (*1)	Discount rate

	~~W~~	211,349,066

(*1)	DCF: discounted cash flow
(*2)	Valuation techniques and inputs are not disclosed when the carrying amount is a reasonable approximation of fair value

Changes in the difference between the fair value at initial recognition and the value using models with unobservable inputs

iii) Changes in the difference between the fair value at initial recognition (the transaction price) and the value using models with unobservable inputs for the years ended December 31, 2017 and 2018

	2017		2018
Beginning balance	~~W~~	(89,695)	(137,393)
Deferral on new transactions		(108,832)	(91,625)
Recognized in profit for the year		66,063	102,907

Ending balance	~~W~~	(132,464)	(126,111)

Classification by categories of financial instruments
(f)	Classification by categories of financial instruments

Financial assets and liabilities are measured at fair value or amortized cost. The financial instruments measured at fair value or amortized costs are measured in accordance with the Group’s valuation methodologies, which are described in Note 4.(e) Measurement of fair value.

The carrying amounts of each category of financial assets and financial liabilities as December 31, 2017 and 2018 are as follows:

	2017
	Trading assets		FVTPL assets	AFS	HTM	Loans and receivable	Derivatives held for hedging	Total
Assets:
Cash and due from banks	~~W~~	—	—	—	—	22,668,598	—	22,668,598
Trading assets		28,464,296	—	—	—	—	—	28,464,296
Financial assets designated at FVTPL		—	3,579,057	—	—	—	—	3,579,057
Derivatives		3,280,775	—	—	—	—	119,403	3,400,178
Loans		—	—	—	—	275,565,766	—	275,565,766
AFS financial assets		—	—	42,116,937	—	—	—	42,116,937
HTM financial assets		—	—	—	24,990,680	—	—	24,990,680
Other		—	—	—	—	12,041,304	—	12,041,304

	~~W~~	31,745,071	3,579,057	42,116,937	24,990,680	310,275,668	119,403	412,826,816

	2017
	Trading liabilities		FVTPL liabilities	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	249,419,224	—	249,419,224
Trading liabilities		1,848,490	—	—	—	1,848,490
Financial liabilities designated at FVTPL		—	8,297,609	—	—	8,297,609
Derivatives		2,804,834	—	—	682,827	3,487,661
Borrowings		—	—	27,586,610	—	27,586,610
Debt securities issued		—	—	51,340,821	—	51,340,821
Other		—	—	20,205,312	—	20,205,312

	~~W~~	4,653,324	8,297,609	348,551,967	682,827	362,185,727

	2018
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	17,348,626	—	17,348,626
Due from banks at fair value through profit or loss		870,656	—	—	—	870,656
Securities at fair value through profit or loss		41,454,916	—	—	—	41,454,916
Loans at fair value through profit or loss		1,209,194	—	—	—	1,209,194
Derivatives		1,727,321	—	—	66,292	1,793,613
Securities at fair value through other comprehensive income		—	38,314,170	—	—	38,314,170
Securities at amortized cost		—	—	28,478,136	—	28,478,136
Loans at amortized cost		—	—	299,609,472	—	299,609,472
Other		—	—	16,837,141	—	16,837,141

	~~W~~	45,262,087	38,314,170	362,273,375	66,292	445,915,924

	2018
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	265,000,190	—	265,000,190
Financial liabilities at fair value through profit or loss		1,420,306	—	—	—	1,420,306
Financial liabilities designated at FVTPL		—	8,535,800	—	—	8,535,800
Derivatives		1,846,669	—	—	593,223	2,439,892
Borrowings		—	—	29,818,542	—	29,818,542
Debt securities issued		—	—	63,227,699	—	63,227,699
Other		—	—	20,545,181	—	20,545,181

	~~W~~	3,266,975	8,535,800	378,591,612	593,223	390,987,610

Transfers that do not qualify for derecognition

i) Transfers that do not qualify for derecognition

•	Bonds sold under repurchase agreements as of December 31, 2017 and 2018 are as follows:

	2017		2018
Transferred asset:
Financial assets at fair value through profit or loss	~~W~~	7,688,025	—
Available-for-sale financial assets		1,240,063	—
Held-to-maturity financial assets		615,352	—
Loans		51,900	—
Securities at FVTPL		—	6,711,060
Securities at FVOCI		—	688,593
Securities at amortized cost		—	156,066
Loans at FVTPL		—	—
Loans at amortized cost		—	—

	~~W~~	9,595,340	7,555,719

Associated liabilities:
Bonds sold under repurchase agreements	~~W~~	9,057,138	7,167,364

•	Securities loaned as of December 31, 2017 and 2018 are as follows:

	2017		2018	Borrowers
Government bonds	~~W~~	495,737	1,216,381	Korea Securities Finance Corp., Korea Securities Depository and others
Financial institutions bonds		319,581	409,831	Korea Securities Finance Corp., Korea Securities Depository
Equity securities		34,870	6,029	Korea Securities Finance Corp.

	~~W~~	850,188	1,632,241

Offsetting financial assets and financial liabilities
(h)	Offsetting financial assets and financial liabilities

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2017 and 2018 are as follows:

	2017
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial liabilities set off in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	3,219,982	—	3,219,982	5,626,795	318,813	1,650,336
Other financial instruments (*1)		5,911,577	1,535,615	4,375,962
Bonds purchased under repurchase agreements (*2)		12,861,514	—	12,861,514	12,312,131	—	549,383
Securities loaned (*2)		850,188	—	850,188	633,407	—	216,781
Domestic exchange settlement debit (*3)		33,367,006	30,367,425	2,999,581	79,882	—	2,919,699
Receivables from disposal of securities (*4)		15,568	1,152	14,416	—	—	14,416
Insurance receivables		6,807	—	6,807	3,376	—	3,431

	~~W~~	56,232,642	31,904,192	24,328,450	18,655,591	318,813	5,354,046

Liabilities:
Derivatives (*1)	~~W~~	12,625,941	—	12,625,941	6,378,052	—	9,907,534
Other financial instruments (*1)		5,195,260	1,535,615	3,659,645
Bonds purchased under repurchase agreements (*2)		9,057,138	—	9,057,138	9,057,138	—	—
Securities borrowed (*2)		1,450,877	—	1,450,877	1,450,877	—	—
Domestic exchange settlement pending (*3)		32,202,236	30,367,425	1,834,811	1,763,331	—	71,480
Payable from purchase of securities (*4)		1,519	1,152	367	326	—	41
Insurance payables		3,376	—	3,376	3,376	—	—

	~~W~~	60,536,347	31,904,192	28,632,155	18,653,100	—	9,979,055

	2018
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial liabilities set off in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	1,730,828	—	1,730,828	6,746,640	26,638	1,165,276
Other financial instruments (*1)		7,476,505	1,268,779	6,207,726
Bonds purchased under repurchase agreements (*2)		12,945,380	—	12,945,380	12,557,025	—	388,355
Securities loaned (*2)		1,827,066	—	1,827,066	1,246,157	—	580,909
Domestic exchange settlement debit (*3)		32,647,367	26,502,611	6,144,756	74,552	—	6,070,204
Receivables from disposal of securities (*4)		22,906	519	22,387	—	—	22,387
Insurance receivables		8,014	—	8,014	4,872	—	3,142

	~~W~~	56,658,066	27,771,909	28,886,157	20,629,246	26,638	8,230,273

Liabilities:
Derivatives (*1)	~~W~~	11,858,108	—	11,858,108	7,850,210	—	9,334,098
Other financial instruments (*1)		6,594,979	1,268,779	5,326,200
Bonds purchased under repurchase agreements (*2)		7,170,744	—	7,170,744	7,170,744	—	—
Securities borrowed (*2)		936,705	—	936,705	936,705	—	—
Domestic exchange settlement pending (*3)		27,647,185	26,502,611	1,144,574	1,090,808	—	53,766
Payable from purchase of securities (*4)		552	519	33	33	—	—
Insurance payables		4,984	—	4,984	4,871	—	113

	~~W~~	54,213,257	27,771,909	26,441,348	17,053,371	—	9,387,977

(*1)

The Group has certain derivative transactions subject to the ISDA (International Derivatives Swaps and Dealers Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off.

(*2)	Resale and repurchase agreement, securities borrowing and lending agreement are also similar to ISDA agreement with respect to enforceable netting agreements.
(*3)

The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)

Receivables and payables related to settlement of purchase and disposition of enlisted securities are offset and the net amount is presented in the consolidated statement of financial position because the Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis.

The capital adequacy ratio of the Group

The capital adequacy ratio of the Group as of December 31, 2017 and 2018 are as follows:

	2017		2018
Capital:
Tier I common equity capital	~~W~~	26,756,509	28,696,267
Additional tier 1 capital		916,383	1,981,609

Tier I capital		27,672,892	30,677,876
Tier II capital		3,040,572	3,315,185

Total capital (A)	~~W~~	30,713,464	33,993,061

Total risk-weighted assets (B)	~~W~~	207,768,636	228,678,105

Capital adequacy ratio (A/B)		14.78%	14.87%
Tier I capital adequacy ratio		13.32%	13.42%
Common equity capital adequacy ratio		12.88%	12.55%

As of December 31, 2017 and 2018, the Group met the regulatory capital ratio above 8%.